Annual Total Returns- Vanguard Energy Index Fund (ETF) [BarChart] - ETF - Vanguard Energy Index Fund - ETF Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	21.09%	2.80%	3.46%	25.78%	(9.92%)	(23.22%)	28.96%	(2.40%)	(19.91%)	9.32%